N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Nov. 30, 2023	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019
Cover [Abstract]
Entity Central Index Key		0001288992
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Eaton Vance Floating-Rate Income Trust
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$344,797	$369,557	$385,295	$580,590	$519,465	$606,408
Ratios (as a percentage of average daily net assets applicable to common shares): †
Expenses excluding interest and fees	1.31% (4)(5)	1.32% (4)	1.25%	1.33%	1.26%	1.28%
Interest and fee expense (6)	3.67% (5)	2.89%	0.92%	0.91%	1.79%	2.00%
Total expenses	4.98% (4)(5)	4.21% (4)	2.17%	2.24%	3.05%	3.28%
Net investment income	10.75% (5)	8.98%	4.91%	5.08%	5.85%	5.49%
Portfolio Turnover	15% (3)	16%	53%	32%	34%	24%
Senior Securities:
Total notes payable outstanding (in 000’s)	$120,000	$118,000	$147,000	$250,000	$190,000	$248,000
Asset coverage per $1,000 of notes payable (7)	$ 4,540	$ 4,810	$ 4,165	$ 3,642	$ 4,155	$ 3,768
Total preferred shares outstanding	800	800	800	800	800	800
Asset coverage per preferred share (8)	$272,399	$286,645	$269,734	$275,936	$292,394	$284,880
Involuntary liquidation preference per preferred share (9)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share (9)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended November 30, 2023 and the year ended May 31, 2023).
(5)	Annualized.
(6)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 8).
(7)	Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, and dividing the result by the notes payable balance in thousands.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 272%, 287%, 270%, 276%, 292% and 285% at November 30, 2023 and May 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(9)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below.
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019
Expenses excluding interest and fees	0.86%	0.85%	0.84%	0.85%	0.81%	0.83%
Interest and fee expense	2.40%	1.85%	0.62%	0.58%	1.16%	1.31%
Total expenses	3.26%	2.70%	1.46%	1.43%	1.97%	2.14%
Net investment income	7.05%	5.75%	3.32%	3.25%	3.79%	3.58%

Senior Securities Coverage per Unit	[1]	$ 4,540	$ 4,810	$ 4,165	$ 3,642	$ 4,155	$ 3,768
Preferred Stock Liquidating Preference	[2]	100,000	100,000	100,000	100,000	100,000	100,000
Senior Securities Average Market Value per Unit	[2]	$ 100,000	100,000	100,000	100,000	100,000	100,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.
Risk Factors [Table Text Block]
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Risks Associated with Foreign Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Notes Payable [Member]
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	[1]	$ 4,540	$ 4,810	$ 4,165	$ 3,642	$ 4,155	$ 3,768
Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 120,000	$ 118,000	$ 147,000	$ 250,000	$ 190,000	$ 248,000
Senior Securities Coverage per Unit	[3]	$ 272,399	$ 286,645	$ 269,734	$ 275,936	$ 292,394	$ 284,880
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		26,181,373

[1]	Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, and dividing the result by the notes payable balance in thousands.
[2]	Plus accumulated and unpaid dividends.
[3]	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 272%, 287%, 270%, 276%, 292% and 285% at November 30, 2023 and May 31, 2023, 2022, 2021, 2020 and 2019, respectively.